Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgments
Note 5: Critical accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to select accounting policies and make estimates and judgments that may have a significant impact on the consolidated financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes may differ from these estimates.

Critical accounting judgments exercised in applying accounting policies, apart from those involving estimates, which have the most significant effect on the amounts recognized in these consolidated financial statements are as follows:

(a) Functional currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions that determined the primary economic environment.

(b) Economic recoverability and probability of future economic benefits of mineral property interests

Management has determined that the acquisition of mineral properties and related costs incurred, which have been recognized on the consolidated statements of financial position, are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geological data, scoping studies, accessible facilities, and existing and future permits.

(c) Indications of impairment of assets

Assessments of impairment indicators are performed at the Cash Generating Unit (“CGU”) level and judgment is involved in assessing whether there is any indication that an asset or a CGU may be impaired. The assessment of the impairment indicators involves the application of a number of significant judgments and estimates to certain variables, including metal price trends, exploration plans for properties, and the results of exploration and evaluation to date.

(d) Income taxes

The provision for income taxes and composition of income tax assets and liabilities requires management’s judgment. The application of income tax legislation also requires judgment in order to interpret legislation and to apply those findings to the Company’s transactions.

Credit on duties refundable for loss and refundable tax credits for resource investment

The Company is entitled to a refundable credit on duties of 12% for eligible losses under the Quebec Mining Duties Act and a refundable resource investment tax credit of 38.75% under the Quebec Income Tax Act. These credits are applicable to qualified exploration expenditures on properties located within the province of Quebec. Application for these credits is subject to verification and, as such, they are recognized only when they are received or when a notice of assessment confirming the amount to be paid is issued. During the year ended December 31, 2022, the Company received a refund of $187 consisting of $166 principal and $21 interest, which was classified as exploration tax credits refunded on the consolidated statements of (earnings) loss and comprehensive (earnings) loss.

(e) Asset held for sale

The Company applies judgment to determine whether an asset or disposal group is available for immediate sale in its present condition and that its sale is highly probable and therefore should be classified as held for sale at the balance sheet date. Conditions that support a highly probable sale include the following: an appropriate level of management is committed to a plan to sell the asset or disposal group, an active program to locate a buyer and complete the plan has been initiated, the asset or disposal group has been actively marketed for sale at a price that is reasonable in relation to its current fair value, and the sale of the asset or disposal group is expected to qualify for recognition as a completed sale within one year from the date of classification as held for sale. Non-current assets and disposal groups are classified as held for sale from the date these criteria are met and are measured at the lower of the carrying amount and fair value less costs of disposal (“FVLCD”). If the FVLCD is lower than the carrying amount, an impairment loss is recognized in the consolidated statements of (earnings) loss.

(f) Determination of control of subsidiaries and joint arrangements

Judgement is required to determine when the Company has control of subsidiaries or joint control of joint arrangements. This requires an assessment of the relevant activities of the investee, being those activities that significantly affect the ’investee’s returns (including operating and capital expenditure decision-making, financing of the investee, and the appointment, remuneration, and termination of key management personnel) and when the decisions in relation to those activities are under the control of the Company or require unanimous consent from the investors.

(g) Investments in associates

The Company conducts a portion of its business through equity interests in associates. An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint venture. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policy decisions.

The Company accounts for its investments in associates using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of earnings and losses of the associate, after any adjustments necessary to give effect to uniform accounting policies, and for impairment losses after the initial recognition date. The Company’s share of an associate’s losses that are in excess of its investment in the associate are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. The Company's share of earnings and losses of its associate are recognized in net (earnings)/loss during the period.

(h) Financial instruments

Financial instruments are assessed upon initial recognition to determine whether they meet the definition of a financial asset, financial liability, or equity instrument depending on the substance of the contractual arrangement. Judgement is required in making this determination as the substance of a transaction may differ from its legal form. Once a determination is made, IFRS requires that financial instruments be measured at fair value on initial recognition. For financial instruments that do not have quoted market prices or observable inputs, judgements are made in determining what are appropriate inputs and assumptions to use in calculating the fair value.

Key sources of estimation uncertainty that have significant risk of causing a material adjustment to the carrying amount of assets and liabilities are as follows:

(i) Reclamation obligations

Management assesses its reclamation obligations annually and when circumstances suggest that a material change to the obligations have occurred. Significant estimates and assumptions are made in determining the provision for site reclamation and closure because there are numerous factors that will affect the ultimate liability that becomes payable. These factors include estimates of the extent, the timing, and the cost of reclamation activities, regulatory change, cost increases, and changes in discount rates. Those uncertainties may result in actual expenditures differing from the amounts currently provided. The provision at the reporting date represents management’s best estimate of the present value of the future reclamation costs required. Changes to estimated future costs are recognized in the consolidated statements of financial position by adjusting the reclamation asset and liability. Key assumptions included in the estimate of the reclamation obligations for the Company’s properties in Quebec and Nunavut were as follows:

	Years ended December 31
	2022	2021
Risk-free interest rate	3.28%	1.68%
Annual inflation	2.5%	2.5%

(j) Share-based compensation

The Company determines the fair value of share options granted using the Black‐Scholes option pricing model. This option pricing model requires the development of market-based subjective inputs, including the risk-free interest rate, expected price volatility, and expected life of the option. Changes in these inputs and the underlying assumption used to develop them can materially affect the fair value estimate.

(k) Deferred tax assets and liabilities

Management judgment and estimates are required in assessing whether deferred tax assets and deferred tax liabilities are recognized in the consolidated statements of financial position. Judgments are made as to whether future taxable profits will be available in order to recognize deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, reserves, operating costs, and other capital management transactions. These judgments and assumptions are subject to risk and uncertainty, and changes in circumstances may alter expectations which may impact the amount of deferred tax assets and deferred tax liabilities recognized on the consolidated statements of financial position and the benefit of other tax losses and temporary differences not yet recognized.